Hughes Hubbard & Reed LLP                    One Battery Park Plaza
                                             New York, New York 10004-1482
                                             Telephone: 212-837-6000
                                             Facsimile: 212-422-4726


                                             February 18, 2000

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  The Legacy Funds, Inc. Pre-Effective
           Amendment No. 3 to the Registration
           Statement on Form N-1A (1933 Act File No.
           333-83871; 1940 Act File No. 811-09495)
           -----------------------------------------

Dear Ladies and Gentlemen:

      On behalf of The Legacy Funds, Inc. (the "Registrant"), this letter certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above-captioned amendment to the registration statement of the Registrant filed on February 3, 2000 (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                             Very truly yours,

                                             /s/ HUGHES HUBBARD & REED LLP